Insurance Contract Liabilities - Contracts measured under PAA (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance Contract Liabilities
Insurance contracts issued	$ 50,611.8	$ 47,782.7
LRC
Insurance Contract Liabilities
Insurance contracts issued	4,452.8	5,878.1
LIC
Insurance Contract Liabilities
Insurance contracts issued	46,159.0	41,904.6
PAA
Insurance Contract Liabilities
Insurance contracts issued	48,228.3	42,989.4	$ 41,863.4
PAA | Property and Casualty Insurance and Reinsurance
Insurance Contract Liabilities
Insurance contracts issued	48,225.0	42,909.0	41,792.7
PAA | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	12,129.4	10,794.0	10,146.0
PAA | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	30,337.0	27,190.4	27,008.2
PAA | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	5,758.6	4,924.6	4,638.5
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	3.3	80.4	70.7
PAA | LRC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	1,168.5	1,117.8	1,140.8
PAA | LRC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	1,774.0	891.8	1,071.0
PAA | LRC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	678.2	737.5	1,399.0
PAA | LIC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	10,960.9	9,676.2	9,005.2
PAA | LIC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	28,563.0	26,298.6	25,937.2
PAA | LIC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	$ 5,080.4	$ 4,187.1	$ 3,239.5